Operating Assets and Liabilities - Other receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Operating Assets and Liabilities
Value added tax receivables ("VAT")	$ 182	$ 91
Total	$ 182	$ 91